Income Taxes	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Income taxes

Note 15 — Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under current Cayman Islands law. In addition, no Cayman Islands withholding tax will be imposed upon payments of dividends by this entity to its shareholders.

Malaysia

Megan Mezanin Sdn Bhd is subject to Malaysia Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysia tax laws. The standard corporate income tax rate in Malaysia is 24%. However, if the company has a paid-up capital of MYR2.5 million or less, and gross income from business of not more than MYR50 million, the tax rate will be 17% on the first MYR600,000 and 24% on amount exceeding MYR600,000.

The operations in Malaysia incurred cumulative net operating losses which can be carried forward for a maximum period of seven consecutive years to offset future taxable income.

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses following for the six months ended 30 June 2026.

	June 30, 2025 (Unaudited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	USD
Income before income tax	2,469,196	(3,059,493)	(749,508)

Tax calculated at the statutory rate of 24%	592,607	(734,278)	(179,882)
Tax effect on non-taxable income	(2,693)	(575,072)	(140,880)
Tax effect on non-deductible expenses	—	1,318,787	323,074
Underprovision of tax in the prior year	—	2,765,139	677,398
Income tax expense	589,914	2,774,576	679,710

The income tax provision consists of the following components:

	June 30, 2025 (Unaudited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	USD
Current income tax expense:
Current year	589,914	—	—
Prior year	—	2,765,139	677,398
Deferred income tax expense	—	9,437	2,312
Income tax expense	589,914	2,774,576	679,710

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and June 30, 2026, the Company did not have any significant unrecognized uncertain tax positions. The Company has accrued a provision for income tax penalties of MYR6,289,845 (US$1,540,873) as of June 30, 2026 (December 31, 2025: MYR6,096,285), representing management's best estimate of penalties. Other than this provision, the Company did not incur any interest or penalties related to potential underpaid income tax for the year ended December 31, 2025 and the six months ended June 30, 2026. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025 and 30 June, 2026.